Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Basis of presentation	A.Basis of presentation The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").
Use of estimates

B.Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financial statement in U.S. dollars

C.Financial statement in U.S. dollars

The functional currency of the Company and its subsidiaries is in U.S dollar (the “dollar”), because the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate, and expect to continue operating in the foreseeable future. Transactions and balances denominated in dollars are presented in their original amounts. Non-dollar denominated transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830‑10, “Foreign Currency Translation.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Principles of consolidation

D.Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries: Galmed Research and Development Ltd., Galmed International Ltd. and Galtopa Therapeutics Ltd. All intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents	E.Cash and cash equivalents Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with maturities of three months or less as of the date acquired.
Marketable debt securities

F.Marketable debt securities

The Company invests most of its excess cash primarily in debt securities.

Marketable debt securities are considered to be available for sale and are carried at fair value. Unrealized gains and losses net of tax, if any, are reported as a separate component of stockholders’ equity. The cost of marketable debt securities classified as available for sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in interest income. Realized gains and losses and declines in value judged to be other than temporary, if any, are also included in other income, net. Interest on securities classified as available for sale is included in interest income. The cost of securities sold is based on the specific identification method.

For all investments in marketable debt securities, the Company assesses whether the impairment is other-than-temporary. If the fair value of a security is less than its amortized cost basis, an impairment is considered other-than-temporary if (i) the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (ii) the Company does not expect to recover the entire amortized cost of the security. If an impairment is considered other-than-temporary based on condition (i), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other-than-temporary based on condition (ii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the security, will be recognized in earnings, and the amount relating to all other factors will be recognized in other comprehensive income. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized losses, credit ratings, default and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist.

During the years ended December 31, 2019 and 2018 no other-than-temporarily impaired losses were realized.

Concentrations of credit risk

G.Concentrations of credit risk

Financial instruments which potentially subject us to credit risk consist primarily of cash, cash equivalents, marketable securities and short-term deposits. We hold these investments in highly-rated financial institutions, and, by policy, limit the amounts of credit exposure to any one financial institution. These amounts at times may exceed federally insured limits. We have not experienced any credit losses in such accounts and do not believe we are exposed to any significant credit risk on these funds. We have no off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.

Property and equipment

H.Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	10

Impairment of long-lived assets

H.   Impairment of long-lived assets

The Company’s and its subsidiaries’ long-lived assets are reviewed for impairment in accordance with ASC 360‑10, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2019 and 2018, no impairment losses were identified.

Severance pay

I.     Severance pay

The Company employees are included under section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made in their name with such insurance companies. Under the Severance Compensation Act, 1963, payments in accordance with Section 14 release the Company from any future severance payments to those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet.

Fair value of financial instruments

J.    Fair value of financial instruments

The estimated fair value of financial instruments was determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, other accounts receivables, trade payables and other trade payables approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price representing the amount that would be received upon selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions used by market participants in pricing an asset or a liability.

A three-tier fair-value hierarchy was established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

•	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
•	Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and
•	Level 3 - Unobservable inputs that are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Accounting for stock-based compensation

K.   Accounting for stock-based compensation

The Company applies ASC 718‑10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including employee stock options under the Company’s stock plans, based on estimated fair values. ASC 718‑10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018‑07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, which simplifies the accounting for non-employee share-based payment transactions by aligning the measurement and classification guidance, with certain exceptions, to that for share-based payment awards to employees. The amendments expand the scope of the accounting standard for share-based payment awards to include share-based payment awards granted to non-employees in exchange for goods or services used or consumed in an entity’s own operations and supersedes the guidance related to equity-based payments to non-employees. The Company elected to early adopt these amendments on June 1, 2018. The adoption of these amendments did not have a significant impact on the Company's consolidated financial statements and related disclosures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date, and estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire).

The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC‑718‑10‑S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

Revenue Recognition

L.Revenue Recognition

The Company only has one license agreement for which is has recognized revenues to date.

On January 1, 2018, the Company adopted ASC 606 with full retrospective application. The adoption of did not have an effect on either revenue recognized in prior periods, nor to accumulated deficit as of January 1, 2017.

The new revenue standard amended revenue recognition principles and provides a single, comprehensive set of criteria for revenue recognition within and across all industries. The standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. The new revenue standard provides a five-step framework whereby revenue is recognized when control of promised goods or services is transferred to a customer at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that we determine are within the scope of the new revenue standard, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligations are satisfied.

The Company only applies the five-step model to contracts when collectability of the consideration to which the Company is entitled in exchange for the goods or services transferred to the customer is determined to be probable. At contract inception, once the contract is determined to be within the scope of the new revenue standard, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services until a distinct bundle is identified. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The Company’s estimate of the transaction price for each contract includes all variable consideration to which we expect to be entitled.

Research and development expenses	M.Research and development expenses Research and development expenses are charged to the statement of operations as incurred.
Income taxes

N.Income taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes.” Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income-tax bases of assets and liabilities and their reported amounts in the financial statements and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence. As of December 31, 2019, and 2018, the Company had a full valuation allowance against deferred tax assets.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company has not recorded any liability for uncertain tax positions for the years ended December 31, 2019 and 2018.

Basic and diluted net loss per share

O.Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted-average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260‑10, “Earnings Per Share.”

All outstanding stock options and warrants were excluded from the calculation of the diluted loss per share for the years ended December 31, 2019, 2018 and 2017, because all such securities have an anti-dilutive effect.

Segment Reporting

P.Segment Reporting

The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

Comprehensive Loss

Q.Comprehensive Loss

The purpose of reporting comprehensive income is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

Recently issued accounting pronouncements

S.Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses – Measurement of Credit Losses on Financial Instruments”, which introduces a model based on expected losses to estimate credit losses for most financial assets and certain other instruments. In addition, for available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The ASU is effective for the Company in the first quarter of 2020, with early adoption permitted. The Company does not expect that this standard will have a material effect on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, “Changes to Disclosure Requirements for Fair Value Measurements”, which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements, and is effective for the Company beginning on January 1, 2020. The Company does not expect that this standard will have a material effect on the Company’s consolidated financial statements.